Leases - Components of Net Investment in Sales-Type and Direct Financing Leases (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leases, Net Investment in Direct Financing and Sales Type Leases [Abstract]
Accumulated allowance for uncollectible minimum lease payments	$ 65	$ 68